Goodwill and Acquired Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Acquired Intangible Assets

9. GOODWILL AND ACQUIRED INTANGIBLE ASSETS

Intangible assets: The intangible assets acquired from the Company’s acquisition of FCI and Centronix in 2007 are as follows:

	December 31
	2013				2014
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Core technology	15,809	(4,474)	(11,335)	—	15,809	(4,474)	(11,335)	—
Customer relationship	8,325	—	(8,325)	—	8,325	—	(8,325)	—
Order backlog	1,243	—	(1,243)	—	1,243	—	(1,243)	—

Total	25,377	(4,474)	(20,903)	—	25,377	(4,474)	(20,903)	—

No impairment losses were recognized in 2012, 2013 and 2014. Amortization expense of acquisition-related intangible assets was nil thousand for the years ended December 31, 2012, 2013 and 2014, respectively.

Goodwill: Goodwill is not amortized, but instead is reviewed and tested for impairment at least annually and whenever events or circumstances occur which indicate that goodwill might be impaired. Impairment of goodwill is tested at the Company’s reporting unit level by comparing the carrying amount, including goodwill, to the fair value.

In performing the analysis, the Company uses the best information available, including reasonable and supportable assumptions and projections. If the carrying amount of the reporting unit exceeds its implied fair value, goodwill is considered impaired and a second step is performed to measure the amount of impairment loss, if any. The Company performed its annual impairment test on November 30. The goodwill that resulted from the Company’s acquisition of FCI and Centronix in 2007 was US$66,300 thousand. The Company’s fiscal 2012, 2013 and 2014 impairment test concluded there was no impairment. In October 2011, the Company purchased BTL’s assets and assumed US$156 thousand of goodwill. Total goodwill was US$35,474 thousand and US$35,467 thousand as of December 31, 2013 and 2014, respectively.

	December 31
	2013				2014
	US$				US$
	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	66,330	(30,808)	(18)	35,474	66,330	(30,808)	(25)	35,467